PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

23. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, consolidated VIE and VIE’s subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ income as “Share of income from subsidiaries, consolidated VIE and VIE’s subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2021, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2020	2021
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	73,329,699	107,768,887
Term deposits-current	130,498,000	95,635,500
Restricted cash	168,469,077	176,141,464
Prepayments and other current assets	7,477,871	8,394,159

Total current assets	379,774,647	387,940,010

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	617,896,929	865,698,047
Term deposits—non-current	—	15,939,250

Total assets	997,671,576	1,269,577,307

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,262,270	4,262,270
Accrued expenses and other current liabilities	35,062	760,847

Total current liabilities and total liabilities	4,297,332	5,023,117

Shareholders’ equity:
Class A ordinary shares	87,300	89,038
Class B ordinary shares	11,202	10,316
Additional paid-in capital	1,801,940,071	1,855,403,759
Accumulated other comprehensive loss	(43,016,027)	(51,121,030)
Accumulated deficit	(765,648,302)	(539,827,893)

Total shareholders’ equity	993,374,244	1,264,554,190

Total liabilities and shareholders’ equity	997,671,576	1,269,577,307

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Total operating expenses	(3,810,862)	(7,308,201)	(11,441,931)
Share of income from subsidiaries, consolidated VIE and VIE’s subsidiaries	174,142,290	47,710,647	235,264,719
Interest income	10,444,623	5,951,405	1,997,621

Income before income taxes	180,776,051	46,353,851	225,820,409
Income tax expense	—	—	—

Net income	180,776,051	46,353,851	225,820,409

(c)	Condensed Statements of Cash Flows

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	124,118,382	(55,920,062)	25,839,822
Net cash provided by (used in) investing activities	(144,813,597)	34,502,559	16,132,750
Net cash provided by (used in) financing activities	(2,133,713)	24,230,446	6,246,384
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	4,249,727	(16,693,391)	(6,107,381)

Net increase (decrease) in cash, cash equivalents and restricted cash	(18,579,201)	(13,880,448)	42,111,575

Cash, cash equivalents and restricted cash at the beginning of the year	274,258,425	255,679,224	241,798,776

Cash, cash equivalents and restricted cash at the end of the year	255,679,224	241,798,776	283,910,351